Landfill and Environmental Costs (Accrued Landfill and Environmental Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Environmental Remediation Obligations [Abstract]
Landfill final capping, closure and post-closure liabilities	$ 1,181.6	$ 1,144.3	$ 1,091.3	$ 1,052.4
Environmental remediation	646.1	697.5	$ 551.7	$ 563.7
Total accrued landfill and environmental costs	1,827.7	1,841.8
Less: current portion	(149.8)	(164.3)
Long-term portion	$ 1,677.9	$ 1,677.5